Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 9, 2011
Registrant Name	dei_EntityRegistrantName	RYDEX SERIES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000899148
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 9, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 9, 2011
Prospectus Date	rr_ProspectusDate	Aug 1, 2011

Inverse NASDAQ-100 Strategy Fund (Prospectus Summary): | Inverse NASDAQ-100 Strategy Fund
Inverse NASDAQ-100® Strategy Fund

RYDEX SERIES FUNDS

Inverse NASDAQ-100® Strategy Fund
Precious Metals Fund
All-Asset Conservative Strategy Fund

Supplement dated September 9, 2011
to the Prospectuses dated August 1, 2011

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with the Prospectuses.

•

Effectively immediately, the information currently disclosed for Investor Class Shares of the Inverse NASDAQ-100® Strategy Fund, Advisor Class Shares of the Precious Metals Fund, and A-Class Shares of the All-Asset Conservative Strategy Fund under the heading “Average Annual Total Return” in each Fund’s “Fund Summary” section is replaced in its entirety with the information set forth below.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Inverse NASDAQ-100 Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor	Return Before Taxes	(20.66%)	(9.29%)	(5.97%)
Investor After Taxes on Distributions	Return After Taxes on Distributions	(20.66%)	(9.77%)	(6.41%)
Investor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(13.43%)	(7.82%)	(4.97%)
NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)	NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)	19.22%	6.16%	(0.54%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
Inverse NASDAQ-100 Strategy Fund (Prospectus Summary): | Inverse NASDAQ-100 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Inverse NASDAQ-100® Strategy Fund
Supplement Text	ck0000899148_SupplementTextBlock

RYDEX SERIES FUNDS

Inverse NASDAQ-100® Strategy Fund
Precious Metals Fund
All-Asset Conservative Strategy Fund

Supplement dated September 9, 2011
to the Prospectuses dated August 1, 2011

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with the Prospectuses.

•

Effectively immediately, the information currently disclosed for Investor Class Shares of the Inverse NASDAQ-100® Strategy Fund, Advisor Class Shares of the Precious Metals Fund, and A-Class Shares of the All-Asset Conservative Strategy Fund under the heading “Average Annual Total Return” in each Fund’s “Fund Summary” section is replaced in its entirety with the information set forth below.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Inverse NASDAQ-100 Strategy Fund | Investor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.66%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.77%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(6.41%)
Inverse NASDAQ-100 Strategy Fund | Investor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.43%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.82%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(4.97%)
Inverse NASDAQ-100 Strategy Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYAIX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.66%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.29%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(5.97%)
Inverse NASDAQ-100 Strategy Fund | NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.54%)

Precious Metals Fund (Prospectus Summary): | Precious Metals Fund
Precious Metals Fund

RYDEX SERIES FUNDS

Inverse NASDAQ-100® Strategy Fund
Precious Metals Fund
All-Asset Conservative Strategy Fund

Supplement dated September 9, 2011
to the Prospectuses dated August 1, 2011

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with the Prospectuses.

•

Effectively immediately, the information currently disclosed for Investor Class Shares of the Inverse NASDAQ-100® Strategy Fund, Advisor Class Shares of the Precious Metals Fund, and A-Class Shares of the All-Asset Conservative Strategy Fund under the heading “Average Annual Total Return” in each Fund’s “Fund Summary” section is replaced in its entirety with the information set forth below.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Precious Metals Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Advisor	Return Before Taxes	37.71%	13.22%	14.29%	Aug 1, 2003
Advisor After Taxes on Distributions	Return After Taxes on Distributions	37.69%	13.20%	14.28%	Aug 1, 2003
Advisor After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	24.51%	11.59%	12.77%	Aug 1, 2003
S&P500® Index (reflects no deduction for fees, expenses or taxes)	S&P500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	5.52%	Aug 1, 2003

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
Precious Metals Fund (Prospectus Summary): | Precious Metals Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Precious Metals Fund
Supplement Text	ck0000899148_SupplementTextBlock

RYDEX SERIES FUNDS

Inverse NASDAQ-100® Strategy Fund
Precious Metals Fund
All-Asset Conservative Strategy Fund

Supplement dated September 9, 2011
to the Prospectuses dated August 1, 2011

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with the Prospectuses.

•

Effectively immediately, the information currently disclosed for Investor Class Shares of the Inverse NASDAQ-100® Strategy Fund, Advisor Class Shares of the Precious Metals Fund, and A-Class Shares of the All-Asset Conservative Strategy Fund under the heading “Average Annual Total Return” in each Fund’s “Fund Summary” section is replaced in its entirety with the information set forth below.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Precious Metals Fund | Advisor | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	37.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Precious Metals Fund | Advisor | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Precious Metals Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYMPX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	37.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
Precious Metals Fund | S&P500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003

All-Asset Conservative Strategy Fund (Prospectus Summary): | All-Asset Conservative Strategy Fund
All-Asset Conservative Strategy Fund

RYDEX SERIES FUNDS

Inverse NASDAQ-100® Strategy Fund
Precious Metals Fund
All-Asset Conservative Strategy Fund

Supplement dated September 9, 2011
to the Prospectuses dated August 1, 2011

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with the Prospectuses.

•

Effectively immediately, the information currently disclosed for Investor Class Shares of the Inverse NASDAQ-100® Strategy Fund, Advisor Class Shares of the Precious Metals Fund, and A-Class Shares of the All-Asset Conservative Strategy Fund under the heading “Average Annual Total Return” in each Fund’s “Fund Summary” section is replaced in its entirety with the information set forth below.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns All-Asset Conservative Strategy Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A-Class Shares	Return Before Taxes	2.43%	2.28%	Jun 30, 2006
A-Class Shares After Taxes on Distributions	Return After Taxes on Distributions	2.12%	1.54%	Jun 30, 2006
A-Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.58%	1.52%	Jun 30, 2006
Synthetic All-Asset Conservative Strategy Benchmark (reflects no deduction for fees, expenses or taxes)	Synthetic All-Asset Conservative Strategy Benchmark (reflects no deduction for fees, expenses or taxes)	10.53%	5.27%	Jun 30, 2006
S&P500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	1.94%	Jun 30, 2006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
All-Asset Conservative Strategy Fund (Prospectus Summary): | All-Asset Conservative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	All-Asset Conservative Strategy Fund
Supplement Text	ck0000899148_SupplementTextBlock

RYDEX SERIES FUNDS

Inverse NASDAQ-100® Strategy Fund
Precious Metals Fund
All-Asset Conservative Strategy Fund

Supplement dated September 9, 2011
to the Prospectuses dated August 1, 2011

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Funds listed above and should be read in conjunction with the Prospectuses.

•

Effectively immediately, the information currently disclosed for Investor Class Shares of the Inverse NASDAQ-100® Strategy Fund, Advisor Class Shares of the Precious Metals Fund, and A-Class Shares of the All-Asset Conservative Strategy Fund under the heading “Average Annual Total Return” in each Fund’s “Fund Summary” section is replaced in its entirety with the information set forth below.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2010)
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
All-Asset Conservative Strategy Fund | A-Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Conservative Strategy Fund | A-Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Conservative Strategy Fund | A-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYEOX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Conservative Strategy Fund | Synthetic All-Asset Conservative Strategy Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Synthetic All-Asset Conservative Strategy Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
All-Asset Conservative Strategy Fund | S&P500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006